Segment reporting - Information about reportable segments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Segment revenue	$ 93,573	$ 119,911	$ 192,981	$ 216,934
Operating segments
Disclosure of operating segments [line items]
Segment revenue	93,573	119,911	192,981	216,934
Nexters Global Ltd
Disclosure of operating segments [line items]
Segment Management EBITDA	10,370	(83)	24,449	6,769
Nexters Global Ltd | Operating segments
Disclosure of operating segments [line items]
Segment revenue	90,298	115,903	185,565	208,858
Segment Management EBITDA	13,252	805	29,149	8,309
Cubic Games Studio Ltd | Operating segments
Disclosure of operating segments [line items]
Segment revenue	1,003	3,657	3,446	7,578
Segment Management EBITDA	(2,882)	(888)	(4,700)	(1,540)
Other segments and corporate activities
Disclosure of operating segments [line items]
Segment Management EBITDA	(5,370)	(1,698)	(11,932)	(5,577)
Other segments and corporate activities | Operating segments
Disclosure of operating segments [line items]
Segment revenue	2,272	351	3,970	498
Segment Management EBITDA	$ (5,370)	$ (1,698)	$ (11,932)	$ (5,577)